UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-04506
                                                     -----------------------
                             Phoenix-Engemann Funds
              -----------------------------------------------------
               (Exact name of registrant as specified in charter)

                          600 North Rosemead Boulevard
                               Pasadena, CA 91107
              -----------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                    PFPC Inc.
                              301 Bellevue Parkway
                              Wilmington, DE 19809
              -----------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: (302) 791-3197
                                                          ---------------

                   Date of fiscal year end: December 31, 2003
                                            -----------------

                     Date of reporting period: June 30, 2003
                                               --------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

[GRAPHIC OMITTED]  JUNE 30, 2003


ENGEMANN

Phoenix-Engemann Balanced Return Fund

Phoenix-Engemann Focus Growth Fund

Phoenix-Engemann Nifty Fifty Fund

Phoenix-Engemann Small & Mid-Cap Growth Fund




[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.
A MEMBER OF THE PHOENIX COMPANIES, INC.

MESSAGE FROM THE PRESIDENT

DEAR SHAREHOLDER:

      I hope you'll take time to review the activities and performance for your fund for the last six months. With this writing, it is encouraging to witness signs that suggest we are moving toward more rewarding markets. These developments present an opportune time for you to review your portfolio with your financial adviser to help ensure you're well positioned to capture any market gains.

      Staying invested in equities when the markets recover may be the difference between success and failure--not just in recovering your losses, but in reaching your long-term goals. Work with your financial adviser to build and maintain a portfolio that will help you achieve long-term success. To learn more about your investments and investing, visit PhoenixInvestments.com.





Sincerely,


/S/ GRETCHEN LASH

Gretchen Lash, CFA
President and CEO
Roger Engemann & Associates, Inc.

JULY 7, 2003


--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Engemann Balanced Return Fund .......................................  3
Phoenix-Engemann Focus Growth Fund ..........................................  9
Phoenix-Engemann Nifty Fifty Fund ........................................... 15
Phoenix-Engemann Small & Mid-Cap Growth Fund ................................ 21
Notes to Financial Statements ............................................... 27

PHOENIX-ENGEMANN BALANCED RETURN FUND

                          INVESTMENTS AT JUNE 30, 2003
                                   (UNAUDITED)


                                            STANDARD     PAR
                                            & POOR'S    VALUE
                                             RATING     (000)       VALUE
                                            --------   -------   -----------

U.S. GOVERNMENT SECURITIES--35.4%

U.S. TREASURY BONDS--20.5%
U.S. Treasury Bond 9.25%, 2/15/16 ..........   AAA     $11,000   $16,842,463

U.S. TREASURY NOTES--14.9%
U.S. Treasury Note 6.50%, 8/15/05 ..........   AAA      11,000    12,188,517

----------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT SECURITIES
(IDENTIFIED COST $24,345,936)                                     29,030,980
----------------------------------------------------------------------------

                                                       SHARES
                                                       -------

COMMON STOCKS--59.9%

AIR FREIGHT & COURIERS--2.6%
United Parcel Service, Inc. Class B ..............      33,000     2,102,100

AIRLINES--0.6%
Southwest Airlines Co. ...........................      31,000       533,200

BIOTECHNOLOGY--4.8%
Amgen, Inc.(b) ...................................      35,000     2,325,400
Genentech, Inc.(b) ...............................      10,000       721,200
IDEC Pharmaceuticals Corp.(b) ....................      25,000       850,000
                                                                 -----------
                                                                   3,896,600
                                                                 -----------

BROADCASTING & CABLE TV--1.7%
Univision Communications, Inc. Class A(b) ........      45,000     1,368,000

COMMUNICATIONS EQUIPMENT--3.3%
Cisco Systems, Inc.(b) ...........................     160,000     2,670,400

COMPUTER HARDWARE--1.2%
Hewlett-Packard Co. ..............................      45,000       958,500

CONSUMER FINANCE--4.7%
American Express Co. .............................      50,000     2,090,500
SLM Corp. ........................................      45,000     1,762,650
                                                                 -----------
                                                                   3,853,150
                                                                 -----------

DEPARTMENT STORES--2.4%
Kohl's Corp.(b) ..................................      38,000     1,952,440

DIVERSIFIED COMMERCIAL SERVICES--0.8%
Apollo Group, Inc. Class A(b) ....................      10,000       617,600


                                                       SHARES       VALUE
                                                       -------   -----------

FOOD DISTRIBUTORS--1.1%
Sysco Corp. ......................................      30,000   $   901,200

HEALTH CARE EQUIPMENT--2.6%
Medtronic, Inc. ..................................      45,000     2,158,650

HOME IMPROVEMENT RETAIL--1.8%
Lowe's Cos., Inc. ................................      35,000     1,503,250

HOTELS, RESORTS & CRUISE LINES--1.4%
Carnival Corp. ...................................      35,000     1,137,850

HYPERMARKETS & SUPER CENTERS--1.5%
Costco Wholesale Corp.(b) ........................      20,000       732,000
Wal-Mart Stores, Inc. ............................      10,000       536,700
                                                                 -----------
                                                                   1,268,700
                                                                 -----------

INVESTMENT BANKING & BROKERAGE--2.0%
Goldman Sachs Group, Inc. (The) ..................      12,000     1,005,000
Morgan Stanley ...................................      15,000       641,250
                                                                 -----------
                                                                   1,646,250
                                                                 -----------

MOTORCYCLE MANUFACTURERS--1.5%
Harley-Davidson, Inc. ............................      30,000     1,195,800

MOVIES & ENTERTAINMENT--2.9%
Fox Entertainment Group, Inc. Class A(b) .........      45,000     1,295,100
Viacom, Inc. Class B(b) ..........................      25,000     1,091,500
                                                                 -----------
                                                                   2,386,600
                                                                 -----------

PHARMACEUTICALS--6.2%
Lilly (Eli) & Co. ................................      20,000     1,379,400
Pfizer, Inc. .....................................      75,000     2,561,250
Wyeth ............................................      25,000     1,138,750
                                                                 -----------
                                                                   5,079,400
                                                                 -----------

RESTAURANTS--0.7%
Starbucks Corp.(b) ...............................      22,000       539,440

SEMICONDUCTOR EQUIPMENT--2.4%
Applied Materials, Inc.(b) .......................      65,000     1,030,900
KLA-Tencor Corp.(b) ..............................      20,000       929,800
                                                                 -----------
                                                                   1,960,700
                                                                 -----------

                                                                               3
                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund


                                                       SHARES       VALUE
                                                       -------   -----------

SEMICONDUCTORS--5.3%
Analog Devices, Inc.(b) ..........................      35,000   $ 1,218,700
Intel Corp. ......................................      80,000     1,662,720
Maxim Integrated Products, Inc. ..................      15,000       512,850
Texas Instruments, Inc. ..........................      55,000       968,000
                                                                 -----------
                                                                   4,362,270
                                                                 -----------

SOFT DRINKS--2.4%
PepsiCo, Inc. ....................................      45,000     2,002,500

SPECIALTY STORES--1.2%
Staples, Inc.(b) .................................      55,000     1,009,250

SYSTEMS SOFTWARE--4.8%
Microsoft Corp. ..................................      65,000     1,664,650
Oracle Corp.(b) ..................................     190,000     2,283,800
                                                                 -----------
                                                                   3,948,450
                                                                 -----------
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $42,319,196)                                     49,052,300
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--0.7%

PHARMACEUTICALS--0.7%
Teva Pharmaceutical Industries Ltd. ADR (Israel) .      10,000       569,300
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $451,564)                                           569,300
----------------------------------------------------------------------------

TOTAL INVESTMENTS--96.0%
(IDENTIFIED COST $67,116,696)                                     78,652,580(a)

Other assets and liabilities, net--4.0%                            3,264,888
                                                                 -----------
NET ASSETS--100.0%                                               $81,917,468
                                                                 ===========

(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $14,300,905 and gross depreciation of $2,907,556 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $67,259,231.
(b)Non-income producing.

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $67,116,696)                                   $ 78,652,580
Cash                                                                  5,948,777
Receivables
   Investment securities sold                                         1,175,718
   Interest and dividends                                               657,398
   Fund shares sold                                                      31,688
   Receivable from adviser                                                  462
Prepaid expenses                                                             63
                                                                   ------------
     Total assets                                                    86,466,686
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                            4,378,634
   Investment advisory fee                                               54,735
   Transfer agent fee                                                    40,259
   Distribution and service fees                                         33,066
   Financial agent fee                                                    7,819
   Trustees' fee                                                             18
Accrued expenses                                                         34,687
                                                                   ------------
     Total liabilities                                                4,549,218
                                                                   ------------
NET ASSETS                                                         $ 81,917,468
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $103,151,036
Undistributed net investment income                                     336,242
Accumulated net realized loss                                       (33,105,694)
Net unrealized appreciation                                          11,535,884
                                                                   ------------
NET ASSETS                                                         $ 81,917,468
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $58,150,602)                   2,331,263
Net asset value per share                                                $24.94
Offering price per share $24.94/(1-5.75%)                                $26.46


CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,423,695)                     632,142
Net asset value and offering price per share                             $24.40


CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $8,343,171)                      340,965
Net asset value and offering price per share                             $24.47


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                             $  918,534
Dividends                                                               146,117
Foreign taxes withheld                                                     (136)
                                                                     ----------
     Total investment income                                          1,064,515
                                                                     ----------
EXPENSES
Investment advisory fee                                                 320,891
Service fees, Class A                                                    76,232
Distribution and service fees, Class B                                   76,404
Distribution and service fees, Class C                                   41,662
Financial agent fee                                                      44,816
Transfer agent                                                           99,371
Registration                                                             24,894
Professional                                                             20,913
Trustees                                                                 10,009
Printing                                                                  8,515
Custodian                                                                 5,757
Miscellaneous                                                             5,253
                                                                     ----------
     Total expenses                                                     734,717
                                                                     ----------
NET INVESTMENT INCOME                                                   329,798
                                                                     ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                        (974,674)
Net change in unrealized appreciation (depreciation) on
   investments                                                        8,087,720
                                                                     ----------
NET GAIN ON INVESTMENTS                                               7,113,046
                                                                     ----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                        $7,442,844
                                                                     ==========


                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                               Six Months
                                                                                  Ended
                                                                                 6/30/03           Year Ended
                                                                               (Unaudited)          12/31/02
                                                                              ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                               $    329,798        $  1,091,731
   Net realized gain (loss)                                                       (974,674)        (20,565,924)
   Net change in unrealized appreciation (depreciation)                          8,087,720            (523,852)
                                                                              ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   7,442,844         (19,998,045)
                                                                              ------------        ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                       --            (964,014)
   Net investment income, Class B                                                       --            (105,993)
   Net investment income, Class C                                                       --             (53,317)
                                                                              ------------        ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                            --          (1,123,324)
                                                                              ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (215,892 and 386,974 shares, respectively)      5,071,039           9,525,024
   Net asset value of shares issued from reinvestment of distributions
     (0 and 39,437 shares, respectively)                                                --             907,828
   Cost of shares repurchased (593,666 and 1,209,636 shares, respectively)     (14,141,801)        (29,708,885)
                                                                              ------------        ------------
Total                                                                           (9,070,762)        (19,276,033)
                                                                              ------------        ------------
CLASS B
   Proceeds from sales of shares (35,207 and 78,026 shares, respectively)          819,988           1,860,343
   Net asset value of shares issued from reinvestment of distributions
     (0 and 4,145 shares, respectively)                                                 --              93,701
   Cost of shares repurchased (107,493 and 286,535 shares, respectively)        (2,469,928)         (6,829,682)
                                                                              ------------        ------------
Total                                                                           (1,649,940)         (4,875,638)
                                                                              ------------        ------------
CLASS C
   Proceeds from sales of shares (12,689 and 44,318 shares, respectively)          291,827           1,043,577
   Net asset value of shares issued from reinvestment of distributions
     (0 and 2,073 shares, respectively)                                                 --              47,011
   Cost of shares repurchased (61,326 and 229,380 shares, respectively)         (1,398,434)         (5,564,555)
                                                                              ------------        ------------
Total                                                                           (1,106,607)         (4,473,967)
                                                                              ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS               (11,827,309)        (28,625,638)
                                                                              ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                        (4,384,465)        (49,747,007)

NET ASSETS
   Beginning of period                                                          86,301,933         136,048,940
                                                                              ------------        ------------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME
     OF $336,242 AND $6,444, RESPECTIVELY]                                    $ 81,917,468        $ 86,301,933
                                                                              ============        ============

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                               CLASS A
                                          -----------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/03      --------------------------------------------------------------
                                          (UNAUDITED)     2002         2001(3)        2000         1999           1998
Net asset value, beginning of period        $22.81       $27.50        $31.91        $38.80       $34.83         $29.05
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.13         0.31(1)       0.51(1)       0.66         0.21(1)        0.40
   Net realized and unrealized gain (loss)    2.00        (4.65)        (4.38)        (3.52)        6.07           8.03
                                            ------       ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         2.13        (4.34)        (3.87)        (2.86)        6.28           8.43
                                            ------       ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --        (0.35)        (0.54)        (0.58)       (0.17)         (0.40)
   Distributions from net realized gains        --           --            --         (3.45)       (2.14)         (2.25)
                                            ------       ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --        (0.35)        (0.54)        (4.03)       (2.31)         (2.65)
                                            ------       ------        ------        ------       ------         ------
Change in net asset value                     2.13        (4.69)        (4.41)        (6.89)        3.97           5.78
                                            ------       ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $24.94       $22.81        $27.50        $31.91       $38.80         $34.83
                                            ======       ======        ======        ======       ======         ======
Total return(2)                               9.34%(5)   (15.78)%      (12.12)%       (7.11)%      18.10%         29.12%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $58,151      $61,780       $96,054      $121,272     $123,482        $72,620

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.53%(4)     1.45 %        1.30 %        1.37 %       1.56%          1.63%
   Net investment income (loss)               0.99%(4)     1.24 %        1.78 %        1.71 %       0.58%          1.15%
Portfolio turnover                              13%(5)       45 %          34 %          50 %         41%           124%

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) As required, effective January 1, 2001, the Fund adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $0.07, increase net realized and unrealized gains and losses per share by $0.07 and decrease the ratio of net investment income to average net assets from 2.01% to 1.78%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

Phoenix-Engemann Balanced Return Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                               CLASS B
                                          -----------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                          YEAR ENDED DECEMBER 31,
                                            6/30/03    ----------------------------------------------------------------
                                          (UNAUDITED)     2002         2001(3)        2000         1999           1998
Net asset value, beginning of period        $22.39       $26.97        $31.28        $38.13       $34.37         $28.76
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.02         0.12(1)       0.29(1)       0.34        (0.06)(1)       0.13
   Net realized and unrealized gain (loss)    1.99        (4.55)        (4.30)        (3.40)        5.96           7.91
                                            ------       ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         2.01        (4.43)        (4.01)        (3.06)        5.90           8.04
                                            ------       ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --        (0.15)        (0.30)        (0.34)          --          (0.18)
   Distributions from net realized gains        --           --            --         (3.45)       (2.14)         (2.25)
                                            ------       ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --        (0.15)        (0.30)        (3.79)       (2.14)         (2.43)
                                            ------       ------        ------        ------       ------         ------
Change in net asset value                     2.01        (4.58)        (4.31)        (6.85)        3.76           5.61
                                            ------       ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $24.40       $22.39        $26.97        $31.28       $38.13         $34.37
                                            ======       ======        ======        ======       ======         ======
Total return(2)                               8.98%(5)   (16.43)%      (12.80)%       (7.76)%      17.22 %        28.06%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $15,424      $15,773       $24,515       $33,960      $30,580        $11,512

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.28%(4)     2.20 %        2.05 %        2.12 %       2.30 %         2.38%
   Net investment income (loss)               0.24%(4)     0.49 %        1.02 %        0.98 %      (0.16)%         0.39%
Portfolio turnover                              13%(5)       45 %          34 %          50 %         41 %          124%



                                                                               CLASS C
                                          -----------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/03      --------------------------------------------------------------
                                          (UNAUDITED)     2002         2001(3)       2000          1999          1998
Net asset value, beginning of period        $22.46       $27.03        $31.34        $38.21       $34.44         $28.80
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)               0.02         0.12(1)       0.28(1)       0.34        (0.06)(1)       0.14
   Net realized and unrealized gain (loss)    1.99        (4.55)        (4.29)        (3.41)        5.97           7.92
                                            ------       ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         2.01        (4.43)        (4.01)        (3.07)        5.91           8.06
                                            ------       ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Dividends from net investment income         --        (0.14)        (0.30)        (0.35)          --          (0.17)
   Distributions from net realized gains        --           --            --         (3.45)       (2.14)         (2.25)
                                            ------       ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --        (0.14)        (0.30)        (3.80)       (2.14)         (2.42)
                                            ------       ------        ------        ------       ------         ------
Change in net asset value                     2.01        (4.57)        (4.31)        (6.87)        3.77           5.64
                                            ------       ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $24.47       $22.46        $27.03        $31.34       $38.21         $34.44
                                            ======       ======        ======        ======       ======         ======
Total return(2)                               8.95%(5)   (16.41)%      (12.78)%       (7.79)%      17.22 %        28.07%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)       $8,343       $8,749       $15,480       $22,147      $17,852         $7,610

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.28%(4)     2.20 %        2.05 %        2.12 %       2.30 %         2.38%
   Net investment income (loss)               0.24%(4)     0.49 %        1.00 %        0.99 %      (0.16)%         0.39%
Portfolio turnover                              13%(5)       45 %          34 %          50 %         41 %          124%

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) As required, effective January 1, 2001, the Fund has adopted the provision of AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended December 31, 2001 was to decrease net investment income by $0.07 and $0.08, increase net realized and unrealized gains and losses per share by $0.07 and $0.08 and decrease the ratio of net investment income to average net assets from 1.27% to 1.02% and 1.27% to 1.00% for Classes B and C, respectively. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FOCUS GROWTH FUND

                          INVESTMENTS AT JUNE 30, 2003
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                       -------   -----------


COMMON STOCKS--92.7%

AEROSPACE & DEFENSE--0.7%
Alliant Techsystems, Inc.(b) .....................      25,000   $ 1,297,750

AIR FREIGHT & COURIERS--1.9%
Pacer International, Inc.(b) .....................      63,000     1,188,180
United Parcel Service, Inc. Class B ..............      40,000     2,548,000
                                                                 -----------
                                                                   3,736,180
                                                                 -----------

APPAREL RETAIL--1.5%
Mothers Work, Inc.(b) ............................      65,000     1,740,050
Urban Outfitters, Inc.(b) ........................      33,000     1,184,700
                                                                 -----------
                                                                   2,924,750
                                                                 -----------

APPLICATION SOFTWARE--0.8%
Edwards (J.D.) & Co.(b) ..........................     108,000     1,547,640

ASSET MANAGEMENT & CUSTODY BANKS--2.4%
Gabelli Asset Management, Inc. Class A(b) ........      45,000     1,624,500
State Street Corp. ...............................      75,000     2,955,000
                                                                 -----------
                                                                   4,579,500
                                                                 -----------

BIOTECHNOLOGY--5.0%
Abgenix, Inc.(b) .................................      55,000       576,950
Amgen, Inc.(b) ...................................      70,000     4,650,800
Genentech, Inc.(b) ...............................      18,000     1,298,160
IDEC Pharmaceuticals Corp.(b) ....................      35,000     1,190,000
NPS Pharmaceuticals, Inc.(b) .....................      80,000     1,947,200
                                                                 -----------
                                                                   9,663,110
                                                                 -----------

BROADCASTING & CABLE TV--0.6%
Univision Communications, Inc. Class A(b) ........      39,000     1,185,600

COMMUNICATIONS EQUIPMENT--2.4%
Cisco Systems, Inc.(b) ...........................     275,000     4,589,750

COMPUTER HARDWARE--2.0%
Dell Computer Corp.(b) ...........................      41,000     1,310,360
Hewlett-Packard Co. ..............................     117,000     2,492,100
                                                                 -----------
                                                                   3,802,460
                                                                 -----------

CONSUMER FINANCE--4.8%
American Express Co. .............................      83,000     3,470,230
MBNA Corp. .......................................     110,000     2,292,400


                                                       SHARES       VALUE
                                                       -------   -----------

CONSUMER FINANCE--CONTINUED
SLM Corp. ........................................      90,000   $ 3,525,300
                                                                 -----------
                                                                   9,287,930
                                                                 -----------

DEPARTMENT STORES--1.5%
Kohl's Corp.(b) ..................................      57,000     2,928,660

DIVERSIFIED BANKS--1.7%
Comerica, Inc. ...................................      23,000     1,069,500
Wells Fargo & Co. ................................      45,000     2,268,000
                                                                 -----------
                                                                   3,337,500
                                                                 -----------

DIVERSIFIED COMMERCIAL SERVICES--7.9%
Apollo Group, Inc. Class A(b) ....................      33,000     2,038,080
Corporate Executive Board Co. (The)(b) ...........     155,000     6,282,150
Tetra Tech, Inc.(b) ..............................     400,000     6,852,000
                                                                 -----------
                                                                  15,172,230
                                                                 -----------

FOOD DISTRIBUTORS--1.9%
Sysco Corp. ......................................     120,000     3,604,800

GENERAL MERCHANDISE STORES--0.7%
99 Cents Only Stores(b) ..........................      40,000     1,372,800

HEALTH CARE DISTRIBUTORS--2.7%
Omnicare, Inc. ...................................     155,000     5,237,450

HEALTH CARE EQUIPMENT--2.7%
Medtronic, Inc. ..................................     110,000     5,276,700

HEALTH CARE SERVICES--0.8%
Advisory Board Co. (The)(b) ......................      40,000     1,620,800

HOME IMPROVEMENT RETAIL--1.4%
Lowe's Cos., Inc. ................................      64,000     2,748,800

HOTELS, RESORTS & CRUISE LINES--1.3%
Carnival Corp. ...................................      80,000     2,600,800

HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co. ............................      55,000     3,187,250

HYPERMARKETS & SUPER CENTERS--2.6%
Costco Wholesale Corp.(b) ........................      50,000     1,830,000
Wal-Mart Stores, Inc. ............................      60,000     3,220,200
                                                                 -----------
                                                                   5,050,200
                                                                 -----------

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                                                       SHARES       VALUE
                                                       -------   -----------


INTERNET SOFTWARE & SERVICES--4.0%
Digital Insight Corp.(b) .........................     100,000   $ 1,905,000
j2 Global Communications, Inc.(b) ................      20,000       919,600
United Online, Inc.(b) ...........................     195,000     4,941,300
                                                                 -----------
                                                                   7,765,900
                                                                 -----------

INVESTMENT BANKING & BROKERAGE--1.3%
Goldman Sachs Group, Inc. (The) ..................      29,000     2,428,750

IT CONSULTING & OTHER SERVICES--0.5%
ManTech International Corp. Class A(b) ...........      49,600       951,328

LEISURE PRODUCTS--3.0%
MarineMax, Inc.(b) ...............................     116,900     1,636,600
Marvel Enterprises, Inc.(b) ......................     125,000     2,387,500
Polaris Industries, Inc. .........................      29,000     1,780,600
                                                                 -----------
                                                                   5,804,700
                                                                 -----------

MOTORCYCLE MANUFACTURERS--1.6%
Harley-Davidson, Inc. ............................      76,000     3,029,360

MOVIES & ENTERTAINMENT--2.8%
Fox Entertainment Group, Inc. Class A(b) .........      90,000     2,590,200
Viacom, Inc. Class B(b) ..........................      63,000     2,750,580
                                                                 -----------
                                                                   5,340,780
                                                                 -----------

OIL & GAS EXPLORATION & PRODUCTION--1.4%
Evergreen Resources, Inc.(b) .....................      25,000     1,357,750
Ultra Petroleum Corp.(b) .........................     100,000     1,291,000
                                                                 -----------
                                                                   2,648,750
                                                                 -----------

PHARMACEUTICALS--8.2%
Johnson & Johnson ................................      70,000     3,619,000
Medicines Co. (The)(b) ...........................     100,000     1,969,000
Pfizer, Inc. .....................................     175,000     5,976,250
Sepracor, Inc.(b) ................................     240,000     4,327,200
                                                                 -----------
                                                                  15,891,450
                                                                 -----------

REAL ESTATE MANAGEMENT & DEVELOPMENT--1.4%
Corrections Corporation of America(b) ............     110,000     2,786,300

RESTAURANTS--0.6%
Starbucks Corp.(b) ...............................      45,000     1,103,400

SEMICONDUCTOR EQUIPMENT--2.3%
Applied Materials, Inc.(b) .......................     135,000     2,141,100
Cymer, Inc.(b) ...................................      70,000     2,209,200
                                                                 -----------
                                                                   4,350,300
                                                                 -----------


                                                       SHARES       VALUE
                                                       -------   -----------

SEMICONDUCTORS--7.6%
Artisan Components, Inc.(b) ......................      98,000   $ 2,215,780
Integrated Circuit Systems, Inc.(b) ..............     100,000     3,143,000
Intel Corp. ......................................     150,000     3,117,600
International Rectifier Corp.(b) .................      35,000       938,700
Intersil Corp. Class A(b) ........................     152,200     4,050,042
Texas Instruments, Inc. ..........................      65,000     1,144,000
                                                                 -----------
                                                                  14,609,122
                                                                 -----------

SOFT DRINKS--2.0%
PepsiCo, Inc. ....................................      85,000     3,782,500

SPECIALTY STORES--2.4%
Advance Auto Parts, Inc.(b) ......................      40,000     2,436,000
Staples, Inc.(b) .................................     121,000     2,220,350
                                                                 -----------
                                                                   4,656,350
                                                                 -----------

SYSTEMS SOFTWARE--3.3%
Microsoft Corp. ..................................     140,000     3,585,400
Oracle Corp.(b) ..................................     235,000     2,824,700
                                                                 -----------
                                                                   6,410,100
                                                                 -----------

THRIFTS & MORTGAGE FINANCE--1.4%
Federal Agricultural Mortgage Corp. Class C(b) ...     119,500     2,670,825
----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $142,796,572)                                   178,982,575
----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--3.0%

ASSET MANAGEMENT & CUSTODY BANKS--1.1%
Stewart (W.P.) & Co. Ltd. (Bermuda) ..............      95,000     2,128,000

PHARMACEUTICALS--0.6%
Teva Pharmaceutical Industries Ltd. ADR (Israel) .      22,000     1,252,460

SEMICONDUCTORS--1.3%
O2Micro International Ltd. (Cayman Islands)(b) ...     151,300     2,437,443
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $4,444,647)                                       5,817,903
----------------------------------------------------------------------------

TOTAL INVESTMENTS--95.7%
(IDENTIFIED COST $147,241,219)                                   184,800,478(a)

Other assets and liabilities, net--4.3%                            8,207,517
                                                                ------------
NET ASSETS--100.0%                                              $193,007,995
                                                                ============

(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $46,578,998 and gross depreciation of $9,070,605 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $147,292,085.
(b)Non-income producing.

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $147,241,219)                                  $184,800,478
Cash                                                                  9,134,758
Receivables
   Investment securities sold                                           154,718
   Dividends and interest                                                48,353
   Fund shares sold                                                      30,035
   Receivable from adviser                                                2,093
Prepaid expenses                                                            125
                                                                   ------------
      Total assets                                                  194,170,560
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              465,093
   Investment securities purchased                                      349,612
   Investment advisory fee                                              132,541
   Transfer agent fee                                                    95,146
   Distribution and service fees                                         57,780
   Financial agent fee                                                   16,890
   Trustees' fee                                                             18
Accrued expenses                                                         45,485
                                                                   ------------
      Total liabilities                                               1,162,565
                                                                   ------------
NET ASSETS                                                         $193,007,995
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $210,031,030
Accumulated net investment loss                                        (966,898)
Accumulated net realized loss                                       (53,615,396)
Net unrealized appreciation                                          37,559,259
                                                                   ------------
NET ASSETS                                                         $193,007,995
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $164,704,253)                 12,803,798
Net asset value per share                                                $12.86
Offering price per share $12.86/(1-5.75%)                                $13.64

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $15,029,087)                   1,305,857
Net asset value and offering price per share                             $11.51

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $13,274,655)                   1,153,352
Net asset value and offering price per share                             $11.51


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $    472,517
Interest                                                                 12,367
Foreign taxes withheld                                                     (299)
                                                                   ------------
      Total investment income                                           484,585
                                                                   ------------
EXPENSES
Investment advisory fee                                                 729,658
Service fees, Class A                                                   186,857
Distribution and service fees, Class B                                   72,544
Distribution and service fees, Class C                                   61,105
Financial agent fee                                                      73,159
Transfer agent                                                          241,286
Registration                                                             25,812
Printing                                                                 22,085
Professional                                                             14,084
Custodian                                                                13,560
Trustees                                                                 10,009
Miscellaneous                                                             8,033
                                                                   ------------
      Total expenses                                                  1,458,192
      Less expenses borne by financial agent                             (6,709)
                                                                   ------------
      Net expenses                                                    1,451,483
                                                                   ------------
NET INVESTMENT LOSS                                                    (966,898)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                      (3,562,059)
Net change in unrealized appreciation (depreciation) on
   investments                                                       36,998,186
                                                                   ------------
NET GAIN ON INVESTMENTS                                              33,436,127
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $ 32,469,229
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund


                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                               Six Months
                                                                                                  Ended
                                                                                                 6/30/03           Year Ended
                                                                                               (Unaudited)          12/31/02
                                                                                              ------------        ------------
FROM OPERATIONS
   Net investment income (loss)                                                               $   (966,898)       $ (2,073,972)
   Net realized gain (loss)                                                                     (3,562,059)         (5,100,342)
   Net change in unrealized appreciation (depreciation)                                         36,998,186         (58,980,635)
                                                                                              ------------        ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  32,469,229         (66,154,949)
                                                                                              ------------        ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (317,596 and 1,260,189 shares, respectively)                    3,668,183          14,343,604
   Cost of shares repurchased (1,212,976 and 4,598,998 shares, respectively)                   (13,749,620)        (54,798,394)
                                                                                              ------------        ------------
Total                                                                                          (10,081,437)        (40,454,790)
                                                                                              ------------        ------------
CLASS B
   Proceeds from sales of shares (67,077 and 96,486 shares, respectively)                          676,158           1,063,646
   Cost of shares repurchased (359,266 and 973,005 shares, respectively)                        (3,656,993)        (10,618,649)
                                                                                              ------------        ------------
Total                                                                                           (2,980,835)         (9,555,003)
                                                                                              ------------        ------------
CLASS C
   Proceeds from sales of shares (54,503 and 96,066 shares, respectively)                          596,644           1,050,854
   Cost of shares repurchased (200,145 and 586,470 shares, respectively)                        (2,002,131)         (6,353,118)
                                                                                              ------------        ------------
Total                                                                                           (1,405,487)         (5,302,264)
                                                                                              ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                               (14,467,759)        (55,312,057)
                                                                                              ------------        ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                        18,001,470        (121,467,006)

NET ASSETS
   Beginning of period                                                                         175,006,525         296,473,531
                                                                                              ------------        ------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
      ($966,898) AND $0, RESPECTIVELY]                                                        $193,007,995        $175,006,525
                                                                                              ============        ============

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                               CLASS A
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                          YEAR ENDED DECEMBER 31,
                                            6/30/03       ---------------------------------------------------------------
                                          (UNAUDITED)       2002          2001         2000          1999          1998
Net asset value, beginning of period        $10.74         $14.19        $20.69        $33.24       $26.82         $20.43
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.06)         (0.10)        (0.10)        (0.27)       (0.31)         (0.16)
   Net realized and unrealized gain (loss)    2.18          (3.35)        (6.34)        (9.00)       13.48           7.76
                                            ------         ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         2.12          (3.45)        (6.44)        (9.27)       13.17           7.60
                                            ------         ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --             --         (0.06)        (3.28)       (6.75)         (1.21)
                                            ------         ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --             --         (0.06)        (3.28)       (6.75)         (1.21)
                                            ------         ------        ------        ------       ------         ------
Change in net asset value                     2.12          (3.45)        (6.50)       (12.55)        6.42           6.39
                                            ------         ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $12.86         $10.74        $14.19        $20.69       $33.24         $26.82
                                            ======         ======        ======        ======       ======         ======
Total return(2)                              19.74 %(5)    (24.31)%      (31.12)%      (27.50)%      49.74 %        37.41 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $164,704       $147,074      $241,736      $430,884     $621,386       $441,146

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.53 %(3)(4)   1.47 %        1.40 %        1.32 %       1.54 %         1.58 %
   Net investment income (loss)              (0.98)%(4)     (0.80)%       (0.64)%       (0.86)%      (1.04)%        (0.72)%
Portfolio turnover                              18 %(5)        84 %          53 %          59 %         56 %          119 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.54% for the period ended June 30, 2003.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

Phoenix-Engemann Focus Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS B
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                             YEAR ENDED DECEMBER 31,
                                            6/30/03    --------------------------------------------------------------------
                                          (UNAUDITED)        2002          2001          2000         1999           1998
Net asset value, beginning of period        $ 9.64          $12.84        $18.87        $30.97       $25.49         $19.61
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.09)          (0.17)        (0.20)        (0.47)       (0.51)         (0.32)
   Net realized and unrealized gain (loss)    1.96           (3.03)        (5.77)        (8.35)       12.74           7.41
                                            ------          ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         1.87           (3.20)        (5.97)        (8.82)       12.23           7.09
                                            ------          ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --              --         (0.06)        (3.28)       (6.75)         (1.21)
                                            ------          ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --              --         (0.06)        (3.28)       (6.75)         (1.21)
                                            ------          ------        ------        ------       ------         ------
Change in net asset value                     1.87           (3.20)        (6.03)       (12.10)        5.48           5.88
                                            ------          ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $11.51          $ 9.64        $12.84        $18.87       $30.97         $25.49
                                            ======          ======        ======        ======       ======         ======
Total return(2)                              19.40 %(5)     (24.92)%      (31.63)%      (28.07)%      48.64 %        36.38 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $15,029         $15,407       $31,767       $66,488     $106,372        $65,986

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.28 %(3)(4)    2.22 %        2.15 %        2.07 %       2.29 %         2.33 %
   Net investment income (loss)              (1.73)%(4)      (1.55)%       (1.39)%       (1.61)%      (1.78)%        (1.47)%
Portfolio turnover                              18 %(5)         84 %          53 %          59 %         56 %          119 %


                                                                                CLASS C
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                               YEAR ENDED DECEMBER 31,
                                            6/30/03    -------------------------------------------------------------------
                                          (UNAUDITED)        2002          2001         2000          1999          1998
Net asset value, beginning of period        $ 9.64          $12.84        $18.87        $30.97       $25.49         $19.61
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.09)          (0.17)        (0.20)        (0.47)       (0.51)         (0.32)
   Net realized and unrealized gain (loss)    1.96           (3.03)        (5.77)        (8.35)       12.74           7.41
                                            ------          ------        ------        ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         1.87           (3.20)        (5.97)        (8.82)       12.23           7.09
                                            ------          ------        ------        ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --              --         (0.06)        (3.28)       (6.75)         (1.21)
                                            ------          ------        ------        ------       ------         ------
     TOTAL DISTRIBUTIONS                        --              --         (0.06)        (3.28)       (6.75)         (1.21)
                                            ------          ------        ------        ------       ------         ------
Change in net asset value                     1.87           (3.20)        (6.03)       (12.10)        5.48           5.88
                                            ------          ------        ------        ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $11.51          $ 9.64        $12.84        $18.87       $30.97         $25.49
                                            ======          ======        ======        ======       ======         ======
Total return(2)                              19.40 %(5)     (24.92)%      (31.63)%      (28.07)%      48.64 %        36.38 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $13,275         $12,525       $22,971       $41,889      $56,699        $34,580

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.28 %(3)(4)    2.22 %        2.15 %        2.07 %       2.29 %         2.33 %
   Net investment income (loss)              (1.73)%(4)      (1.55)%       (1.39)%       (1.61)%      (1.78)%        (1.47)%
Portfolio turnover                              18 %(5)         84 %          53 %          59 %         56 %          119 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.29% for the period ended June 30, 2003.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN NIFTY FIFTY FUND

                          INVESTMENTS AT JUNE 30, 2003
                                   (UNAUDITED)

                                                        SHARES       VALUE
                                                       --------   -----------


COMMON STOCKS--95.7%

AIR FREIGHT & COURIERS--4.1%
United Parcel Service, Inc. Class B ..............       71,000  $  4,522,700

AIRLINES--1.1%
Southwest Airlines Co. ...........................       70,000     1,204,000

BIOTECHNOLOGY--7.7%
Amgen, Inc.(b) ...................................       77,000     5,115,880
Genentech, Inc.(b) ...............................       18,000     1,298,160
IDEC Pharmaceuticals Corp.(b) ....................       61,000     2,074,000
                                                                 ------------
                                                                    8,488,040
                                                                 ------------

BROADCASTING & CABLE TV--2.3%
Univision Communications, Inc. Class A(b) ........       82,000     2,492,800

COMMUNICATIONS EQUIPMENT--5.6%
Cisco Systems, Inc.(b) ...........................      369,748     6,171,094

COMPUTER HARDWARE--2.3%
Hewlett-Packard Co. ..............................      118,000     2,513,400

CONSUMER FINANCE--7.1%
American Express Co. .............................      108,000     4,515,480
SLM Corp. ........................................       84,000     3,290,280
                                                                 ------------
                                                                    7,805,760
                                                                 ------------

DEPARTMENT STORES--3.8%
Kohl's Corp.(b) ..................................       82,000     4,213,160

DIVERSIFIED COMMERCIAL SERVICES--1.1%
Apollo Group, Inc. Class A(b) ....................       20,000     1,235,200

FOOD DISTRIBUTORS--2.0%
Sysco Corp. ......................................       74,000     2,222,960

HEALTH CARE EQUIPMENT--4.6%
Medtronic, Inc. ..................................      104,600     5,017,662

HOME IMPROVEMENT RETAIL--2.3%
Lowe's Cos., Inc. ................................       58,000     2,491,100

HOTELS, RESORTS & CRUISE LINES--2.1%
Carnival Corp. ...................................       72,000     2,340,720


                                                        SHARES       VALUE
                                                       --------   -----------

HYPERMARKETS & SUPER CENTERS--2.1%
Costco Wholesale Corp.(b) ........................       34,000  $  1,244,400
Wal-Mart Stores, Inc. ............................       20,000     1,073,400
                                                                 ------------
                                                                    2,317,800
                                                                 ------------

INVESTMENT BANKING & BROKERAGE--3.5%
Goldman Sachs Group, Inc. (The) ..................       30,000     2,512,500
Morgan Stanley ...................................       32,000     1,368,000
                                                                 ------------
                                                                    3,880,500
                                                                 ------------

MOTORCYCLE MANUFACTURERS--2.7%
Harley-Davidson, Inc. ............................       74,000     2,949,640

MOVIES & ENTERTAINMENT--4.6%
Fox Entertainment Group, Inc. Class A(b) .........       96,000     2,762,880
Viacom, Inc. Class B(b) ..........................       54,000     2,357,640
                                                                 ------------
                                                                    5,120,520
                                                                 ------------

PHARMACEUTICALS--10.2%
Lilly (Eli) & Co. ................................       38,000     2,620,860
Pfizer, Inc. .....................................      161,600     5,518,640
Wyeth ............................................       67,000     3,051,850
                                                                 ------------
                                                                   11,191,350
                                                                 ------------

RESTAURANTS--1.0%
Starbucks Corp.(b) ...............................       47,000     1,152,440

SEMICONDUCTOR EQUIPMENT--3.8%
Applied Materials, Inc.(b) .......................      147,000     2,331,420
KLA-Tencor Corp.(b) ..............................       41,000     1,906,090
                                                                 ------------
                                                                    4,237,510
                                                                 ------------

SEMICONDUCTORS--7.8%
Analog Devices, Inc.(b) ..........................       75,000     2,611,500
Intel Corp. ......................................      153,000     3,179,952
Maxim Integrated Products, Inc. ..................       27,000       923,130
Texas Instruments, Inc. ..........................      105,000     1,848,000
                                                                 ------------
                                                                    8,562,582
                                                                 ------------

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund


                                                        SHARES       VALUE
                                                       --------   -----------

SOFT DRINKS--4.2%
PepsiCo, Inc. ....................................      104,000  $  4,628,000

SPECIALTY STORES--2.0%
Staples, Inc.(b) .................................      118,000     2,165,300

SYSTEMS SOFTWARE--7.7%
Microsoft Corp. ..................................      130,000     3,329,300
Oracle Corp.(b) ..................................      426,000     5,120,520
                                                                 ------------
                                                                    8,449,820
                                                                 ------------
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $90,022,746)                                     105,374,058
-----------------------------------------------------------------------------

FOREIGN COMMON STOCKS--1.1%

PHARMACEUTICALS--1.1%
Teva Pharmaceutical Industries Ltd. ADR (Israel) .       22,000     1,252,460
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $993,431)                                          1,252,460
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--96.8%
(IDENTIFIED COST $91,016,177)                                     106,626,518(a)

Other assets and liabilities, net--3.2%                             3,502,889
                                                                 ------------
NET ASSETS--100.0%                                               $110,129,407
                                                                 ============

(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $25,726,895 and gross depreciation of $10,116,554 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $91,016,177.
(b)Non-income producing.

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $91,016,177)                                   $106,626,518
Cash                                                                  3,868,993
Receivables
   Fund shares sold                                                      37,513
   Dividends and interest                                                13,063
   Receivable from financial agent                                        5,095
   Receivable from adviser                                                3,333
Prepaid expenses                                                             80
                                                                   ------------
      Total assets                                                  110,554,595
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                              166,672
   Transfer agent fee                                                    94,080
   Investment advisory fee                                               78,379
   Distribution and service fees                                         41,732
   Trustees' fee                                                             18
Accrued expenses                                                         44,307
                                                                   ------------
      Total liabilities                                                 425,188
                                                                   ------------
NET ASSETS                                                         $110,129,407
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $196,155,877
Accumulated net investment loss                                        (625,666)
Accumulated net realized loss                                      (101,011,145)
Net unrealized appreciation                                          15,610,341
                                                                   ------------
NET ASSETS                                                         $110,129,407
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $80,916,613)                   5,401,287
Net asset value per share                                                $14.98
Offering price per share $14.98/(1-5.75%)                                $15.89

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $17,835,568)                   1,309,647
Net asset value and offering price per share                             $13.62

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,377,226)                     835,348
Net asset value and offering price per share                             $13.62


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $   309,403
Interest                                                                12,343
Foreign taxes withheld                                                    (300)
                                                                   -----------
      Total investment income                                          321,446
                                                                   -----------
EXPENSES
Investment advisory fee                                                444,906
Service fees, Class A                                                   94,892
Distribution and service fees, Class B                                  91,120
Distribution and service fees, Class C                                  54,452
Financial agent fee                                                     51,530
Transfer agent                                                         217,351
Registration                                                            25,158
Printing                                                                17,211
Professional                                                            16,883
Trustees                                                                10,009
Custodian                                                                6,250
Miscellaneous                                                            6,835
                                                                   -----------
      Total expenses                                                 1,036,597
      Less expenses borne by financial agent                           (89,485)
                                                                   -----------
      Net expenses                                                     947,112
                                                                   -----------
NET INVESTMENT LOSS                                                   (625,666)
                                                                   -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                       (648,672)
Net change in unrealized appreciation (depreciation) on
   investments                                                      14,722,056
                                                                   -----------
NET GAIN ON INVESTMENTS                                             14,073,384
                                                                   -----------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $13,447,718
                                                                   ===========

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                              Six Months
                                                                                                 Ended
                                                                                                6/30/03            Year Ended
                                                                                              (Unaudited)           12/31/02
                                                                                              ------------       --------------
FROM OPERATIONS
   Net investment income (loss)                                                               $   (625,666)      $  (1,729,342)
   Net realized gain (loss)                                                                       (648,672)        (58,399,626)
   Net change in unrealized appreciation (depreciation)                                         14,722,056            (327,778)
                                                                                              ------------       -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              13,447,718         (60,456,746)
                                                                                              ------------       -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (460,855 and 857,945 shares, respectively)                      6,382,749          13,225,115
   Cost of shares repurchased (723,470 and 2,209,866 shares, respectively)                      (9,913,931)        (34,652,921)
                                                                                              ------------       -------------
Total                                                                                           (3,531,182)        (21,427,806)
                                                                                              ------------       -------------
CLASS B
   Proceeds from sales of shares (56,216 and 117,440 shares, respectively)                         729,005           1,650,608
   Cost of shares repurchased (397,935 and 1,068,290 shares, respectively)                      (4,982,311)        (15,319,103)
                                                                                              ------------       -------------
Total                                                                                           (4,253,306)        (13,668,495)
                                                                                              ------------       -------------
CLASS C
   Proceeds from sales of shares (18,696 and 67,316 shares, respectively)                          237,728             971,129
   Cost of shares repurchased (100,172 and 462,774 shares, respectively)                        (1,244,810)         (6,638,774)
                                                                                              ------------       -------------
Total                                                                                           (1,007,082)         (5,667,645)
                                                                                              ------------       -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                (8,791,570)        (40,763,946)
                                                                                              ------------       -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                         4,656,148        (101,220,692)

NET ASSETS
   Beginning of period                                                                         105,473,259         206,693,951
                                                                                              ------------       -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF
      ($625,666) AND $0, RESPECTIVELY]                                                        $110,129,407       $ 105,473,259
                                                                                              ============       =============

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                             CLASS A
                                          ------------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                          YEAR ENDED DECEMBER 31,
                                            6/30/03     ----------------------------------------------------------------------
                                          (UNAUDITED)        2002            2001          2000          1999          1998
Net asset value, beginning of period        $13.17          $19.47          $31.10         $46.16       $38.80         $29.21
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.07)          (0.15)          (0.23)         (0.44)       (0.41)         (0.20)
   Net realized and unrealized gain (loss)    1.88           (6.15)         (11.27)         (8.64)       12.92          10.45
                                            ------          ------          ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         1.81           (6.30)         (11.50)         (9.08)       12.51          10.25
                                            ------          ------          ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --              --           (0.13)         (5.98)       (5.15)         (0.66)
                                            ------          ------          ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --              --           (0.13)         (5.98)       (5.15)         (0.66)
                                            ------          ------          ------         ------       ------         ------
Change in net asset value                     1.81           (6.30)         (11.63)        (15.06)        7.36           9.59
                                            ------          ------          ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $14.98          $13.17          $19.47         $31.10       $46.16         $38.80
                                            ======          ======          ======         ======       ======         ======
Total return(2)                              13.74 %(5)     (32.36)%        (36.97)%       (18.75)%      32.47 %        35.13 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $80,917         $74,605        $136,618       $258,962     $321,299       $235,065

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         1.60 %(3)(4)    1.56 %(3)       1.47 %         1.40 %       1.58 %         1.60 %
   Net investment income (loss)              (0.98)%(4)      (0.94)%         (1.00)%        (0.98)%      (0.97)%        (0.61)%
Portfolio turnover                              23 %(5)         66 %            40 %           88 %         43 %           92 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.77% and 1.64% for the periods ended June 30, 2003, and December 31, 2002, respectively.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

Phoenix-Engemann Nifty Fifty Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS B
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/03     ------------------------------------------------------------------
                                          (UNAUDITED)        2002         2001           2000         1999           1998
Net asset value, beginning of period        $12.02          $17.90       $28.83         $43.68       $37.21         $28.24
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.11)          (0.25)       (0.37)         (0.74)       (0.70)         (0.43)
   Net realized and unrealized gain (loss)    1.71           (5.63)      (10.43)         (8.13)       12.32          10.06
                                            ------          ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         1.60           (5.88)      (10.80)         (8.87)       11.62           9.63
                                            ------          ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --              --        (0.13)         (5.98)       (5.15)         (0.66)
                                            ------          ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --              --        (0.13)         (5.98)       (5.15)         (0.66)
                                            ------          ------       ------         ------       ------         ------
Change in net asset value                     1.60           (5.88)      (10.93)        (14.85)        6.47           8.97
                                            ------          ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $13.62          $12.02       $17.90         $28.83       $43.68         $37.21
                                            ======          ======       ======         ======       ======         ======
Total return(2)                              13.31 %(5)     (32.85)%     (37.45)%       (19.34)%      31.47 %        34.14 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $17,836         $19,848      $46,586       $104,964     $138,626        $96,983

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.34 %(3)(4)    2.31 %(3)    2.22 %         2.15 %       2.33 %         2.35 %
   Net investment income (loss)              (1.73)%(4)      (1.70)%      (1.75)%        (1.73)%      (1.72)%        (1.35)%
Portfolio turnover                              23 %(5)         66 %         40 %           88 %         43 %           92 %

                                                                             CLASS C
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/03   --------------------------------------------------------------------
                                          (UNAUDITED)        2002         2001          2000          1999          1998
Net asset value, beginning of period        $12.02          $17.90       $28.82         $43.68       $37.21         $28.24
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.11)          (0.25)       (0.37)         (0.74)       (0.70)         (0.43)
   Net realized and unrealized gain (loss)    1.71           (5.63)      (10.42)         (8.14)       12.32          10.06
                                            ------          ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         1.60           (5.88)      (10.79)         (8.88)       11.62           9.63
                                            ------          ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --              --        (0.13)         (5.98)       (5.15)         (0.66)
                                            ------          ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --              --        (0.13)         (5.98)       (5.15)         (0.66)
                                            ------          ------       ------         ------       ------         ------
Change in net asset value                     1.60           (5.88)      (10.92)        (14.86)        6.47           8.97
                                            ------          ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $13.62          $12.02       $17.90         $28.82       $43.68         $37.21
                                            ======          ======       ======         ======       ======         ======
   Total return(2)                           13.31 %(5)     (32.85)%     (37.43)%       (19.37)%      31.47 %        34.14 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $11,377         $11,020      $23,490        $54,867      $70,875        $48,401

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                         2.35 %(3)(4)    2.31 %(3)    2.22 %         2.15 %       2.33 %         2.35 %
   Net investment income (loss)              (1.73)%(4)      (1.69)%      (1.75)%        (1.73)%      (1.72)%        (1.35)%
Portfolio turnover                              23 %(5)         66 %         40 %           88 %         43 %           92 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.52% and 2.39% for the periods ended June 30, 2003, and December 31, 2002, respectively, for both Class B and Class C shares.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN SMALL & MID-CAP GROWTH FUND

                          INVESTMENTS AT JUNE 30, 2003
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                       --------  ------------


COMMON STOCKS--93.5%

AEROSPACE & DEFENSE--0.7%
Alliant Techsystems, Inc.(b) .....................       37,000  $  1,920,670

AIR FREIGHT & COURIERS--2.0%
Expeditors International of Washington, Inc. .....      100,000     3,464,000
Pacer International, Inc.(b) .....................      105,200     1,984,072
                                                                 ------------
                                                                    5,448,072
                                                                 ------------

APPAREL RETAIL--2.5%
Mothers Work, Inc.(b) ............................      129,875     3,476,754
Urban Outfitters, Inc.(b) ........................       90,000     3,231,000
                                                                 ------------
                                                                    6,707,754
                                                                 ------------

APPLICATION SOFTWARE--2.7%
BEA Systems, Inc.(b) .............................      414,000     4,496,040
Edwards (J.D.) & Co.(b) ..........................      205,600     2,946,248
                                                                 ------------
                                                                    7,442,288
                                                                 ------------

ASSET MANAGEMENT & CUSTODY BANKS--6.9%
Gabelli Asset Management, Inc. Class A(b) ........      329,500    11,894,950
Janus Capital Group, Inc. ........................      424,000     6,953,600
                                                                 ------------
                                                                   18,848,550
                                                                 ------------

BIOTECHNOLOGY--9.1%
Abgenix, Inc.(b) .................................      182,000     1,909,180
Affymetrix, Inc.(b) ..............................       66,200     1,304,802
ICOS Corp.(b) ....................................       82,000     3,013,500
IDEC Pharmaceuticals Corp.(b) ....................      270,000     9,180,000
MedImmune, Inc.(b) ...............................       93,000     3,382,410
NPS Pharmaceuticals, Inc.(b) .....................      249,300     6,067,962
                                                                 ------------
                                                                   24,857,854
                                                                 ------------

COMMUNICATIONS EQUIPMENT--0.6%
Advanced Fibre Communications, Inc.(b) ...........      108,000     1,757,160

COMPUTER & ELECTRONICS RETAIL--0.3%
Good Guys, Inc.(b) ...............................      546,400       814,136

DIVERSIFIED COMMERCIAL SERVICES--7.3%
Corporate Executive Board Co. (The)(b) ...........      242,000     9,808,260
Tetra Tech, Inc.(b) ..............................      590,250    10,110,983
                                                                 ------------
                                                                   19,919,243
                                                                 ------------


                                                        SHARES      VALUE
                                                       --------  ------------

GENERAL MERCHANDISE STORES--1.4%
99 Cents Only Stores(b) ..........................      107,000  $  3,672,240

HEALTH CARE DISTRIBUTORS--3.7%
Omnicare, Inc. ...................................      300,000    10,137,000

HEALTH CARE EQUIPMENT--2.0%
Cyberonics, Inc.(b) ..............................       74,000     1,591,740
Nektar Therapeutics(b) ...........................      412,600     3,808,298
                                                                 ------------
                                                                    5,400,038
                                                                 ------------

HEALTH CARE SERVICES--1.5%
Advisory Board Co. (The)(b) ......................      102,960     4,171,939

INTERNET SOFTWARE & SERVICES--8.4%
Digital Insight Corp.(b) .........................      344,000     6,553,200
j2 Global Communications, Inc.(b) ................       36,000     1,655,280
Overture Services, Inc.(b) .......................      220,000     3,988,600
United Online, Inc.(b) ...........................      425,000    10,769,500
                                                                 ------------
                                                                   22,966,580
                                                                 ------------

IT CONSULTING & OTHER SERVICES--1.0%
ManTech International Corp. Class A(b) ...........      144,400     2,769,592

LEISURE PRODUCTS--3.6%
MarineMax, Inc.(b) ...............................      155,000     2,170,000
Marvel Enterprises, Inc.(b) ......................      230,000     4,393,000
Polaris Industries, Inc. .........................       53,000     3,254,200
                                                                 ------------
                                                                    9,817,200
                                                                 ------------

OIL & GAS EXPLORATION & PRODUCTION--4.9%
Evergreen Resources, Inc.(b) .....................      119,500     6,490,045
Ultra Petroleum Corp.(b) .........................      523,000     6,751,930
                                                                 ------------
                                                                   13,241,975
                                                                 ------------

PHARMACEUTICALS--6.5%
Medicines Co. (The)(b) ...........................      324,000     6,379,560
Sepracor, Inc.(b) ................................      630,000    11,358,900
                                                                 ------------
                                                                   17,738,460
                                                                 ------------

REAL ESTATE MANAGEMENT & DEVELOPMENT--2.0%
Corrections Corporation of America(b) ............      216,000     5,471,280

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund


                                                        SHARES       VALUE
                                                       --------  ------------

RESTAURANTS--3.1%
Cheesecake Factory, Inc. (The)(b) ................      237,000  $  8,505,930

SEMICONDUCTOR EQUIPMENT--2.9%
Cymer, Inc.(b) ...................................      225,000     7,101,000
Rudolph Technologies, Inc.(b) ....................       43,400       692,664
                                                                 ------------
                                                                    7,793,664
                                                                 ------------

SEMICONDUCTORS--11.9%
Artisan Components, Inc.(b) ......................      185,000     4,182,850
Integrated Circuit Systems, Inc.(b) ..............      247,000     7,763,210
International Rectifier Corp.(b) .................      117,000     3,137,940
Intersil Corp. Class A(b) ........................      440,666    11,726,122
Micrel, Inc.(b) ..................................      332,000     3,449,480
Semtech Corp.(b) .................................      143,000     2,036,320
                                                                 ------------
                                                                   32,295,922
                                                                 ------------

SPECIALTY STORES--5.1%
Advance Auto Parts, Inc.(b) ......................       58,030     3,534,027
Cost Plus, Inc.(b) ...............................      291,900    10,409,154
                                                                 ------------
                                                                   13,943,181
                                                                 ------------

THRIFTS & MORTGAGE FINANCE--2.2%
Federal Agricultural Mortgage Corp. Class C(b) ...      269,800     6,030,030

TRADING COMPANIES & DISTRIBUTORS--1.2%
Fastenal Co. .....................................       92,000     3,122,480
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $183,963,068)                                    254,793,238
-----------------------------------------------------------------------------

                                                        SHARES       VALUE
                                                       --------  ------------

FOREIGN COMMON STOCKS--5.1%

ASSET MANAGEMENT & CUSTODY BANKS--3.3%
Stewart (W.P.) & Co. Ltd. (Bermuda) ..............      391,255  $  8,764,112

SEMICONDUCTORS--1.8%
O2Micro International Ltd. (Cayman Islands)(b) ...      307,200     4,948,992
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $10,669,590)                                      13,713,104
-----------------------------------------------------------------------------

PREFERRED STOCKS--0.0%

COMMUNICATIONS EQUIPMENT--0.0%
Metro Optix, Inc. Series B Pfd.(b)(c)(d) .........      176,766             0
-----------------------------------------------------------------------------
TOTAL PREFERRED STOCKS
(IDENTIFIED COST $1,749,983)                                                0
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--98.6%
(IDENTIFIED COST $196,382,641)                                    268,506,342(a)

Other assets and liabilities, net--1.4%                             3,943,567
                                                                 ------------
NET ASSETS--100.0%                                               $272,449,909
                                                                 ============



(a)Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $92,617,217 and gross depreciation of $20,493,516 for federal income tax purposes. At June 30, 2003, the aggregate cost of securities for federal income tax purposes was $196,382,641.
(b)Non-income producing.
(c)Security is illiquid and valued at fair value as determined in good faith by or under the direction of the Trustees. At June 30, 2003, this security amounted to $0 or 0% of net assets.
(d)Private placement; Acquisition cost $1,749,983, acquisition date 6/23/00. The Fund will bear any costs, including those involved in registration under the Securities Act of 1933, in connection with the disposition of such securities.

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                       STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30, 2003
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $196,382,641)                                  $268,506,342
Cash                                                                  5,484,996
Receivables
   Fund shares sold                                                     458,576
   Receivable from financial agent                                       36,856
   Investment securities sold                                            17,441
   Dividends and interest                                                 2,853
Prepaid expenses                                                            167
                                                                   ------------
      Total assets                                                  274,507,231
                                                                   ------------
LIABILITIES
Payables
   Fund shares repurchased                                            1,351,185
   Transfer agent fee                                                   269,069
   Investment advisory fee                                              209,069
   Distribution and service fees                                        123,656
   Payable to adviser                                                       143
   Trustees' fee                                                             18
Accrued expenses                                                        104,182
                                                                   ------------
      Total liabilities                                               2,057,322
                                                                   ------------
NET ASSETS                                                         $272,449,909
                                                                   ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest                   $461,382,848
Accumulated net investment loss                                      (2,017,858)
Accumulated net realized loss                                      (259,038,782)
Net unrealized appreciation                                          72,123,701
                                                                   ------------
NET ASSETS                                                         $272,449,909
                                                                   ============

CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $165,391,094)                  7,431,197
Net asset value per share                                                $22.26
Offering price per share $22.26/(1-5.75%)                                $23.62

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $74,938,460)                   3,546,798
Net asset value and offering price per share                             $21.13

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $32,120,355)                   1,521,083
Net asset value and offering price per share                             $21.12


                             STATEMENT OF OPERATIONS
                         SIX MONTHS ENDED JUNE 30, 2003
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                          $    279,433
Interest                                                                 16,392
                                                                   ------------
      Total investment income                                           295,825
                                                                   ------------
EXPENSES
Investment advisory fee                                               1,130,006
Service fees, Class A                                                   186,778
Distribution and service fees, Class B                                  336,539
Distribution and service fees, Class C                                  144,361
Financial agent fee                                                      95,418
Transfer agent                                                          629,654
Printing                                                                 54,886
Registration                                                             25,268
Professional                                                             12,633
Custodian                                                                11,837
Trustees                                                                 10,009
Miscellaneous                                                            12,592
                                                                   ------------
      Total expenses                                                  2,649,981
      Less expenses borne by financial agent                           (336,298)
                                                                   ------------
      Net expenses                                                    2,313,683
                                                                   ------------
NET INVESTMENT LOSS                                                  (2,017,858)
                                                                   ------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                                     (21,697,798)
Net change in unrealized appreciation (depreciation) on
   investments                                                       69,921,087
                                                                   ------------
NET GAIN ON INVESTMENTS                                              48,223,289
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM
   OPERATIONS                                                      $ 46,205,431
                                                                   ============

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                       STATEMENT OF CHANGES IN NET ASSETS


                                                                                        Six Months
                                                                                           Ended
                                                                                          6/30/03        Year Ended
                                                                                        (Unaudited)       12/31/02
                                                                                        ------------    -------------
FROM OPERATIONS
   Net investment income (loss)                                                         $ (2,017,858)   $  (5,448,774)
   Net realized gain (loss)                                                              (21,697,798)     (98,414,093)
   Net change in unrealized appreciation (depreciation)                                   69,921,087      (33,068,801)
                                                                                        ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                        46,205,431     (136,931,668)
                                                                                        ------------    -------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (970,212 and 4,350,679 shares, respectively)             18,708,374       89,764,972
   Cost of shares repurchased (2,024,967 and 6,061,794 shares, respectively)             (38,289,245)    (125,037,069)
                                                                                        ------------    -------------
Total                                                                                    (19,580,871)     (35,272,097)
                                                                                        ------------    -------------
CLASS B
   Proceeds from sales of shares (110,979 and 340,943 shares, respectively)                2,026,382        6,859,387
   Cost of shares repurchased (554,481 and 1,532,271 shares, respectively)                (9,917,948)     (28,804,621)
                                                                                        ------------    -------------
Total                                                                                     (7,891,566)     (21,945,234)
                                                                                        ------------    -------------
CLASS C
   Proceeds from sales of shares (71,111 and 729,524 shares, respectively)                 1,309,778       15,745,652
   Cost of shares repurchased (297,508 and 1,261,209 shares, respectively)                (5,255,660)     (25,254,046)
                                                                                        ------------    -------------
Total                                                                                     (3,945,882)      (9,508,394)
                                                                                        ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                         (31,418,319)     (66,725,725)
                                                                                        ------------    -------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                  14,787,112     (203,657,393)

NET ASSETS
   Beginning of period                                                                   257,662,797      461,320,190
                                                                                        ------------    -------------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($2,017,858)
     AND $0, RESPECTIVELY]                                                              $272,449,909    $ 257,662,797
                                                                                        ============    =============

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                                CLASS A
                                          ---------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                             YEAR ENDED DECEMBER 31,
                                            6/30/03    --------------------------------------------------------------------
                                          (UNAUDITED)        2002         2001          2000          1999          1998
Net asset value, beginning of period        $18.47          $26.58       $37.96         $44.45       $24.08         $21.09
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.13)          (0.29)       (0.33)         (0.39)       (0.37)         (0.30)
   Net realized and unrealized gain (loss)    3.92           (7.82)      (11.05)         (6.10)       20.74           3.31
                                            ------          ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         3.79           (8.11)      (11.38)         (6.49)       20.37           3.01
                                            ------          ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --              --           --             --           --          (0.02)
                                            ------          ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --              --           --             --           --          (0.02)
                                            ------          ------       ------         ------       ------         ------
Change in net asset value                     3.79           (8.11)      (11.38)         (6.49)       20.37           2.99
                                            ------          ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $22.26          $18.47       $26.58         $37.96       $44.45         $24.08
                                            ======          ======       ======         ======       ======         ======
Total return(2)                              20.52 %(5)     (30.51)%     (29.98)%       (14.60)%      84.59 %        14.29 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)     $165,391        $156,714     $270,990       $231,453     $132,996        $54,187

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                      1.59 %(4)       1.58 %       1.57 %         1.51 %       1.73 %         1.78 %
   Net investment income (loss)              (1.35)%(4)      (1.39)%      (1.18)%        (0.85)%      (1.40)%        (1.39)%
Portfolio turnover                              11 %(5)         46 %         28 %           78 %        105 %          147 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.86%, 1.79%, 1.67%, 1.51%, 1.75% and 1.83% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

Phoenix-Engemann Small & Mid-Cap Growth Fund

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                               CLASS B
                                          --------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/03   --------------------------------------------------------------------
                                          (UNAUDITED)       2002         2001          2000          1999          1998
Net asset value, beginning of period        $17.60         $25.52       $36.72         $43.32       $23.64         $20.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.19)         (0.42)       (0.52)         (0.72)       (0.55)         (0.45)
   Net realized and unrealized gain (loss)    3.72          (7.50)      (10.68)         (5.88)       20.23           3.24
                                            ------         ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         3.53          (7.92)      (11.20)         (6.60)       19.68           2.79
                                            ------         ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --             --           --             --           --          (0.02)
                                            ------         ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --             --           --             --           --          (0.02)
                                            ------         ------       ------         ------       ------         ------
Change in net asset value                     3.53          (7.92)      (11.20)         (6.60)       19.68           2.77
                                            ------         ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $21.13         $17.60       $25.52         $36.72       $43.32         $23.64
                                            ======         ======       ======         ======       ======         ======
Total return(2)                              20.06 %(6)    (31.03)%     (30.50)%       (15.24)%      83.25 %        13.39 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $74,938        $70,217     $132,214        $99,060      $73,863        $31,631

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                      2.34 %(5)      2.33 %       2.32 %         2.26 %       2.48 %         2.53 %
   Net investment income (loss)              (2.10)%(5)     (2.13)%      (1.95)%        (1.61)%      (2.15)%        (2.14)%
Portfolio turnover                              11 %(6)        46 %         28 %           78 %        105 %          147 %


                                                                               CLASS C
                                          -------------------------------------------------------------------------------
                                          SIX MONTHS
                                             ENDED                            YEAR ENDED DECEMBER 31,
                                            6/30/03    ------------------------------------------------------------------
                                          (UNAUDITED)       2002         2001           2000         1999           1998
Net asset value, beginning of period        $17.59         $25.50       $36.69         $43.29       $23.63         $20.87
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)           (0.19)         (0.42)       (0.52)         (0.70)       (0.55)         (0.45)
   Net realized and unrealized gain (loss)    3.72          (7.49)      (10.67)         (5.90)       20.21           3.23
                                            ------         ------       ------         ------       ------         ------
     TOTAL FROM INVESTMENT OPERATIONS         3.53          (7.91)      (11.19)         (6.60)       19.66           2.78
                                            ------         ------       ------         ------       ------         ------
LESS DISTRIBUTIONS
   Distributions from net realized gains        --             --           --             --           --          (0.02)
                                            ------         ------       ------         ------       ------         ------
     TOTAL DISTRIBUTIONS                        --             --           --             --           --          (0.02)
                                            ------         ------       ------         ------       ------         ------
Change in net asset value                     3.53          (7.91)      (11.19)         (6.60)       19.66           2.76
                                            ------         ------       ------         ------       ------         ------
NET ASSET VALUE, END OF PERIOD              $21.12         $17.59       $25.50         $36.69       $43.29         $23.63
                                            ======         ======       ======         ======       ======         ======
Total return(2)                              20.07 %(6)    (31.02)%     (30.50)%       (15.25)%      83.20 %        13.34 %

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)      $32,120        $30,732      $58,116        $75,806      $37,584        $15,023

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                      2.34 %(5)      2.33 %       2.32 %         2.26 %       2.48 %         2.53 %
   Net investment income (loss)              (2.10)%(5)     (2.13)%      (1.89)%        (1.59)%      (2.15)%        (2.14)%
Portfolio turnover                              11 %(6)        46 %         28 %           78 %        105 %          147 %

(1) Computed using average shares outstanding.
(2) Maximum sales load is not reflected in the total return calculation.
(3) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.62%, 2.54%, 2.42%, 2.26%, 2.50% and 2.58% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(4) If the financial agent had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.61%, 2.54%, 2.42%, 2.26%, 2.50% and 2.58% for the periods ended June 30, 2003,
    December 31, 2002, 2001, 2000, 1999 and 1998, respectively.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003  (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   The Phoenix-Engemann Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. Four funds are offered for sale: Balanced Return Fund, Focus Growth Fund, Nifty Fifty Fund and Small & Mid-Cap Growth Fund (each a "Fund"). Each Fund is a diversified fund. The Balanced Return Fund seeks to maximize total investment return consistent with reasonable risk through a balanced approach. The Focus Growth Fund, the Nifty Fifty Fund, and the Small & Mid-Cap Growth Fund each seek to achieve long-term growth of capital.

   Each Fund offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 5.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution and/or service expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of the Trust are borne pro rata by the holders of all classes of shares, except that each class bears distribution and/or service expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, disclosure of contingent assets and liabilities, revenues and expenses. Actual results could differ from those estimates.


A. SECURITY VALUATION:

   Equity securities are valued at the official closing price (typically last sale)on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at their fair value as determined in good faith by or under the direction of the Trustees.


B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Trust is notified. Realized gains and losses are determined on the identified cost basis. The Trust amortizes premiums and accretes discounts using the effective interest method.


C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund to comply with the requirements of the Internal Revenue Code (the "Code") applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. In addition, each Fund intends to distribute an amount sufficient to avoid imposition of any excise tax under
Section 4982 of the Code. Therefore, no provision for federal income taxes or excise taxes has been made.


D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of nontaxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital.


E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities, other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in the exchange rates and that portion arising from changes in the market prices of equity securities. The Trust isolates that portion of realized gains and losses on investments in debt securities which is due to changes in the foreign exchange rate from that which is due to changes in market prices of debt securities.


F. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003  (UNAUDITED) (CONTINUED)


2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Adviser, Roger Engemann & Associates, Inc. ("REA", or the "Adviser"), a wholly-owned subsidiary of Pasadena Capital Corporation, which in turn is a wholly-owned subsidiary of Phoenix Investment Partners, Ltd., an indirect, wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX"), is entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                       First $50      Next $450     Over $500
                                        Million        Million       Million
                                       ----------     ---------     ---------
Balanced Return Fund ................     0.80%         0.70%         0.60%
Focus Growth Fund ...................     0.90%         0.80%         0.70%
Nifty Fifty Fund ....................     0.90%         0.80%         0.70%
Small & Mid-Cap Growth Fund .........     1.00%         0.90%         0.80%

   Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions and deferred sales charges for the period ended June 30, 2003 as follows:

                                Class A          Class B          Class C
                              Net Selling        Deferred         Deferred
                              Commissions     Sales Charges     Sales Charges
                              -----------     -------------     -------------
Balanced Return Fund ......     $1,780           $21,523           $  239
Focus Growth Fund .........      3,731            14,169              147
Nifty Fifty Fund ..........      2,881            24,047              306
Small & Mid-Cap Growth Fund      8,540            76,840            1,908

   In addition to these amounts, the following was paid to W.S. Griffith Securities, Inc., an indirect subsidiary of PNX, for Class A net selling commissions:

Balanced Return Fund ...............    $1,815
Focus Growth Fund ..................     2,181
Nifty Fifty Fund ...................     2,591
Small & Mid-Cap Growth Fund ........     8,315

   In addition, each Fund pays PEPCO distribution and/or service fees at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each respective class. The Distributor has advised the Trust that the total amount expensed for the period ended June 30, 2003, was allocated as follows:


                                                      Distribution              Distribution
                              Distribution         and\or Service Fees       and\or Service Fees
                           and\or Service Fees         Paid Out to                Paid to
                               Retained by            Unaffiliated            W. S. Griffith
                               Distributor            Participants            Securities, Inc.
                           -------------------     -------------------       -------------------
Balanced Return Fund ....        $ 81,214               $107,791                   $ 5,293
Focus Growth Fund .......         107,258                208,190                     5,058
Nifty Fifty Fund ........         104,702                132,173                     3,589
Small & Mid-Cap
  Growth Fund ...........         308,795                341,038                    17,845

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost of the financial agent to provide tax services and oversight of the subagent's performance. For the period ended June 30, 2003 financial agent fees were $264,923 as reported in the Statement of Operations, of which PEPCO received $18,619 per Fund. Effective January 1, 2003, the fee schedule of PFPC Inc. ranges from 0.065% to 0.03% of the average daily net asset values of all the Phoenix funds serviced by PFPC Inc. Prior to that date, the fee schedule ranged from 0.085% to 0.0125%. Certain minimum fees may apply.

   PEPCO has voluntarily agreed to waive a portion of its financial agent fee and other expenses, when necessary, so that Other Operating Expenses do not exceed the limits shown in the table below. For the Small & Mid-Cap Growth Fund, Other Operating Expenses are defined as operating expenses excluding management fees and 12b-1 fees. For the three other Funds, Other Operating Expenses are defined as operating expenses excluding management fees, 12b-1 fees and fiduciary fees (defined as legal, trustee and audit fees).

                                           First $50     Next $450     Over $500
                                            Million       Million       Million
                                           ---------     ---------     ---------
Balanced Return Fund ....................    0.50%         0.40%         0.30%
Focus Growth Fund .......................    0.50%         0.40%         0.30%
Nifty Fifty Fund ........................    0.50%         0.40%         0.30%
Small & Mid-Cap Growth Fund .............    0.50%         0.40%         0.30%

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the period ended June 30, 2003, transfer agent fees were $1,187,662 as reported in the Statement of Operations, of which PEPCO retained the following:

                                                                 Transfer Agent
                                                                  Fee Retained
                                                                 --------------
Balanced Return Fund ..........................................    $ 23,037
Focus Growth Fund .............................................      67,500
Nifty Fifty Fund ..............................................      66,962
Small & Mid-Cap Growth Fund ...................................     220,663


3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the perod ended June 30, 2003 (excluding U.S. Government and agency securities and short- term securities) aggregated the following:

                                                      Purchases         Sales
                                                     ------------    -----------
Balanced Return Fund .............................   $10,463,736     $17,788,699
Focus Growth Fund ................................    31,722,613      49,832,278
Nifty Fifty Fund .................................    23,765,943      32,593,699
Small & Mid-Cap Growth Fund ......................    27,785,981      60,846,432

PHOENIX-ENGEMANN FUNDS
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2003  (UNAUDITED) (CONTINUED)

   Purchases and sales of U.S. Government and agency securities during the period ended June 30, 2003, aggregated $0 and $5,928,516, respectively, for the Balanced Return Fund.


4. OTHER

   As of June 30, 2003, the Trust had omnibus shareholder accounts, comprised of a group of individual shareholders, which individually amounted to more than 10% of the total shares outstanding. None of the accounts are affiliated with PNX.

                                                                     % of Shares
                                                                     Outstanding
                                                                     -----------
Balanced Return Fund ........................   1 Omnibus Account       10.8%
Focus Growth Fund ...........................   1 Omnibus Account       27.3%
Nifty Fifty Fund ............................   1 Omnibus Account       18.4%
Small & Mid-Cap Growth Fund .................   1 Omnibus Account       12.3%


5. CREDIT RISK AND CONCENTRATIONS

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund's ability to repatriate such amounts.

   Each Fund may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on the Fund, positive or negative, than if the Fund did not concentrate its investments in such sectors.


6. FEDERAL INCOME TAX INFORMATION

   The following Funds have capital loss carryovers which may be used to offset future capital gains:


                                                                     Expiration Year
                                          2006        2007         2008            2009            2010          Total
                                      ----------   ----------   -----------     -----------    ------------   ------------
Balanced Return Fund ..............   $       --   $       --   $        --     $ 9,055,527    $ 22,520,522   $ 31,576,049
Focus Growth Fund .................           --           --            --      40,843,300       9,159,171     50,002,471
Nifty Fifty Fund ..................           --           --            --      37,233,245      63,129,228    100,362,473
Small & Mid-Cap Growth Fund .......    4,320,592    6,349,731    12,686,470      91,077,361     119,743,260    234,177,414

   The Trust may not realize the benefit of these losses to the extent it does not realize gains on investments prior to the expiration of the capital loss carryovers.




   This report is not authorized for distribution to prospective investors in the Phoenix-Engemann Funds unless preceded or accompanied by an effective Prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

FUND MANAGEMENT

     Information pertaining to the Trustees and officers of the Trust is set forth below. The statement of additional information (SAI) includes additional information about the Trustees and is available without charge, upon request, by calling (800) 243-4361.

     The address of each individual, unless otherwise noted, is 600 North Rosemead Boulevard., Pasadena, CA 91107-2133. There is no stated term of office for Trustees of the Trust.


                                                        INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                            NUMBER OF
                                          PORTFOLIOS IN
                                          FUND COMPLEX
  NAME, (AGE), AND            LENGTH OF    OVERSEEN BY                          PRINCIPAL OCCUPATION(S)
       ADDRESS               TIME SERVED     TRUSTEE                              DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------

Barry McKinley (68)          Served since      4          Certified Public Accountant; head of B.E. McKinley & Associates, an
1434 Santa Margarita Drive   1993.                        accounting firm, since its inception in 1971.
Arcadia, CA 91006
------------------------------------------------------------------------------------------------------------------------------------

Robert L. Peterson (65)      Served since      4          Private investor.
                             1988.
------------------------------------------------------------------------------------------------------------------------------------

Richard C. Taylor (56)       Served since      4          President of Richard Taylor Company, Inc., a food ingredients broker,
2100 Huntington Drive, #9    1985.                        since 1975.
San Marino, CA 91118
------------------------------------------------------------------------------------------------------------------------------------

Angela Wong (51)             Served since      4          Since August, 1999, Ms. Wong has been General Counsel at Self Realization
                             1990.                        Fellowship (a worldwide religious organization). From 1986-1999, she was
                                                          Of Counsel to the law firm of Manatt, Phelps, Phillips & Kantor, specializing in employee benefits.
------------------------------------------------------------------------------------------------------------------------------------

                               INTERESTED TRUSTEES

     The persons listed below are "interested persons" of the Trust, as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, and the rules and regulations thereunder.


------------------------------------------------------------------------------------------------------------------------------------
                                           NUMBER OF
                                         PORTFOLIOS IN
  NAME, (AGE), ADDRESS                   FUND COMPLEX                          PRINCIPAL OCCUPATION(S)
  AND POSITION(S) WITH       LENGTH OF    OVERSEEN BY                          DURING PAST 5 YEARS AND
          TRUST              TIME SERVED     TRUSTEE                      OTHER DIRECTORSHIPS HELD BY TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

* J. Roger Engemann (62)     Served since      4          President and Director (1969-present), Roger Engemann & Associates, Inc.
  600 North Rosemead Blvd.   1986.                        Chairman, Owner (1996-present), Pasadena National Trust Company. Chairman,
  Pasadena, CA 91107-2133                                 President and Director (1988-present), Pasadena Capital Corporation.
                                                          Chairman, President and Director, Roger Engemann Management Co., Inc.
                                                          (1985-present). Vice President, Phoenix Investment Counsel, Inc.
  Chairman and President                                  (1998-2001).
------------------------------------------------------------------------------------------------------------------------------------

**Philip R. McLoughlin (56)  Served since      44         Consultant, The Phoenix Companies, Inc. (2002-present, Director, PXRE
  56 Prospect Street         2000.                        Corporation (Delaware) (1985-present), World Trust Fund (1991-present).
  Hartford, CT 06115-0480                                 Director (1994-2002) and Executive Vice President, Investments
                                                          (1988-2002), Phoenix Life Insurance Company. Director (1983-2002) and
  Trustee                                                 Chairman (1995-2002), Phoenix Chairman (1997-2002), Director (1995-2002),
                                                          Vice Chairman (1995-1997) and Investment Counsel, Inc. Director
                                                          (1984-2002) and President (1990-2000), Phoenix Equity Planning
                                                          Corporation. Chairman and Chief Executive Officer, Phoenix/Zweig Chief
                                                          Executive Officer (1995-2002), Phoenix Investment Partners, Ltd. Advisers
                                                          LLC (1999-2002). Director and President, Phoenix Investment Management
                                                          Company (2001-2002). Director and Executive Vice President, Phoenix Life
                                                          and Annuity Director, Executive Vice President and Chief Investment
                                                          Officer, The Phoenix Companies, Inc. (2001-2002). Company (1996-2002).
                                                          Director and Executive Vice President, PHL Variable Insurance Company
                                                          (1995-2002). Director, Phoenix National Trust Company (1996-2002).
                                                          Director and Vice President, PM Holdings, Inc. (1985-2002). Director, PHL
                                                          Associates,Inc. (1995-2002). Director (1992-2002) and President
                                                          (1992-1994), WS Griffith Securities, Inc.
------------------------------------------------------------------------------------------------------------------------------------

* Mr. Engemann is an "interested person," as defined in the Investment Company Act of 1940, by reason of his position with Roger
  Engemann & Associates, Inc., the adviser to the Funds.
**Mr. McLoughlin is an "interested person," as defined in the Investment Company Act of 1940, by reason of his relationship with The
  Phoenix Companies, Inc. and its affiliates.


                                             OFFICERS OF THE TRUST WHO ARE NOT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                             POSITION(S) HELD WITH
    NAME, (AGE), AND          TRUST AND LENGTH OF                          PRINCIPAL OCCUPATION(S)
         ADDRESS                  TIME SERVED                                DURING PAST 5 YEARS
------------------------------------------------------------------------------------------------------------------------------------
  Malcolm Axon (45)          Chief Financial Officer      Chief Financial Officer and Secretary of Roger Engemann & Associates, Inc.
                             since 1998.                  since 1995; previously Controller from 1991 to 1995. Chief Financial
                                                          Officer and Secretary of Roger EngemannManagement Co. Inc. since 1993 and of Pasadena Capital Corporation since 1995.
------------------------------------------------------------------------------------------------------------------------------------

  Nancy J. Engberg (46)      Vice President               Second Vice President and Vice President and General Counsel, Phoenix
  56 Prospect Street         since 1999.                  Investment Partners, Ltd. since 1999. Counsel, Phoenix Home Life Mutual
  Hartford, CT 06115-0480                                 Insurance Company (1994-1999).
------------------------------------------------------------------------------------------------------------------------------------

  John S. Tilson (58)        Vice President               Executive Vice President (1994-present), Roger Engemann & Associates, Inc.
                             since 1998.                  Executive Vice President and Director (1994-present), Pasadena Capital
                                                          Corporation. Executive Vice President (1994-present), Roger Engemann
                                                          Management Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------

  Tina L. Mitchell (45)      Secretary since              Vice President, Compliance (since 1999) of Roger Engemann & Associates,
                             1998.                        Inc.; previously Compliance Officer from 1997 to 1999 and Assistant
                                                          Compliance Officer from 1993 to 1997. Compliance Officer of Roger Engemann
                                                          Management Co., Inc. since 1997; previously, AssistantCompliance Officer from 1993-1997.
------------------------------------------------------------------------------------------------------------------------------------

  Richard J. Wirth (44)      Counsel since 2002.          Vice President and Insurance and Investment Products Counsel
  One American Row                                        (2002-present), Counsel (1993-2002), Phoenix Life Insurance Company,
  Hartford, CT 06102                                      Secretary, Phoenix Funds Complex (2002-present).
------------------------------------------------------------------------------------------------------------------------------------

PHOENIX-ENGEMANN FUNDS
600 North Rosemead Boulevard
Pasadena, California 91107-2133


TRUSTEES
Roger Engemann
Barry E. McKinley
Philip R. McLoughlin
Robert L. Peterson
Richard C. Taylor
Angela Wong

OFFICERS
Roger Engemann, President
Malcolm Axon, Chief Financial Officer
Nancy J. Engberg, Vice President
John S. Tilson, Vice President
Tina L. Mitchell, Secretary
Richard J. Wirth, Counsel

INVESTMENT ADVISER
Roger Engemann & Associates, Inc.
600 North Rosemead Boulevard
Pasadena, California 91107-2133

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

CUSTODIAN
Union Bank of California
475 Sansome Street
San Francisco, California 94111

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, Connecticut 06115-0480

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, Massachusetts 02110

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                             PHOENIXINVESTMENTS.COM


--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
The Securities and Exchange Commission has modified mailing regulations for semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                 (This page has been left blank intentionally.)

                                                                   PRESORTED
                                                                   STANDARD
                                                                 U.S.POSTAGE
                                                                     PAID
                                                                Louisville, KY
                                                                Permit No. 1051

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[LOGO OMITTED]
PHOENIX
INVESTMENT PARTNERS, LTD.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or PHOENIXINVESTMENTS.COM.


E-DELIVERY OF
YOUR FUND
COMMUNICATIONS
NOW AVAILABLE!

To sign up, go to the Individual Investors area at PhoenixInvestments.com and log in. Select an account, then click the "E-Delivery" button.


PXP 2115A (8/03)




ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

   (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


   (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)                 Phoenix-Engemann Funds
             ------------------------------------------------------------
By (Signature and Title)*    /s/ Roger Engemann
                         ------------------------------------------------
                             Roger Engemann, President
                             (principal executive officer)

Date   9/3/03
    ---------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*    /s/ Roger Engemann
                         ------------------------------------------------
                             Roger Engemann, President
                             (principal executive officer)

Date   9/3/03
    ---------------------------------------------------------------------


By (Signature and Title)*    /s/ Malcolm Axon
                         ------------------------------------------------
                             Malcolm Axon, Chief Financial Officer
                             (principal financial officer)

Date   9/2/03
    ---------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.